ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 1,833	$ 1,907
Other tax payable	55	284
Accrued staff disbursement	1,048	1,598
Deposit payable	27	95
Accrued professional fees		191
Other current liabilities	6,406	19,743
Other accrued expenses	326	584
Total accrued expenses and other current liabilities	$ 9,695	$ 24,402